Current and long-term debt - Senior notes due 2025 (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Jan. 31, 2021	May 29, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 861,967,000		$ 1,588,290,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		99,000,000
Borrowings		877,993,000		1,617,439,000
Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 28,100,000					$ 28,100,000
Borrowings interest rate	7.00%
Drawdowns	$ 26,500,000
Minimum denominations	$ 25.00
Net borrowings limit	70.00%
Consolidated tangible net worth	$ 650,000,000
Unsecured Senior Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns		0
Borrowings		$ 70,545,000		$ 70,496,000
Unsecured Senior Notes Due 2025 | Borrowings, Redemption, Period One
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	102.00%
Unsecured Senior Notes Due 2025 | Borrowings, Redemption, Period Two
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	101.00%
Unsecured Senior Notes Due 2025 | Borrowings Redemption, Period Three
Disclosure of detailed information about borrowings [line items]
Repurchased face amount percentage	100.00%
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc.
Disclosure of detailed information about borrowings [line items]
Authorized amount of additional principal					$ 75,000,000
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc. | Sales of additional notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued			$ 42,100,000
Drawdowns			$ 41,200,000
Unsecured Senior Notes Due 2025 | Exercise of Underwriters Options Senior Notes
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 3,100,000